INVESTMENTS	12 Months Ended
Jan. 31, 2020
8. INVESTMENTS

a)	Common shares

At January 31, 2020, the Company held shares as follows:

	Number of Shares	Cost	Accumulated Unrealized Gain (Loss)	Fair Value

Available-for-sale shares:
Discovery Metals Corp.	20,350	$1,957	$11,881	13,838
VBI Vaccines Inc.	2,000	4,232	(1,492)	2,740
		$6,189	10,389	$16,578

At January 31, 2019, the Company held shares as follows:

	Number of Shares	Cost	Accumulated Unrealized Gain (Loss)	Fair Value

Available-for-sale shares:
Levon Resources Ltd.	37,000	$1,957	$3,778	$5,735
VBI Vaccines Inc.	2,000	4,232	150	4,382
Great Thunder Gold Corp.	10,819	866	(703)	163
		$7,055	3,225	$10,280

During the year ended January 31, 2020, the Company recorded an unrealized gain of $6,299 (2019 – loss of $19,197; 2018 – loss of $57,269) on investments in marketable securities, representing the change in fair value during the year.

During the year ended January 31, 2020, Discovery Metals Corp. (“Discovery”) acquired Levon Resources Ltd. (“Levon”). As a result of the transaction, the Company received 20,350 common shares of Discovery in exchange for the previously-owned 37,000 common shares of Levon.

During the year ended January 31, 2020, the Company sold 2,704 (2019 – Nil, 2018 – Nil) shares of Great Thunder Gold Corp. for gross proceeds of $379 (2019 – $Nil, 2018 – $Nil). As a result, the Company recorded a loss on sale of investments of $595 for the year ended January 31, 2019 (gain of 2019 – $14,635, 2018 – gain of $93,693).

b)	Other investments

During the year ended January 31, 2020, the Company purchased US$2,000,000 ($2,646,600 based on the closing US dollar to Canadian dollar exchange rate at January 31, 2020) in principal-protected notes that mature on November 22, 2021. During the year ended January 31, 2020, the Company recorded $11,684 (2019 – Nil, 2018 – Nil) in unrealized interest income on the appreciation of these investments. As at January 31, 2020, the fair value of the investments was $2,658,284.